Income Taxes (Summary Of Income Tax Expense (Benefit) By Tax Jurisdiction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	$ 15,940	$ 22,285		$ (568)
Current tax expense (benefit)	(480)	(91)		1,521
Income tax expense (benefit)	15,460	22,194	[1],[2],[3],[4]	953	[1],[2]	(833)	17,080
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	4,322	6,085		(15,959)
Current tax expense (benefit)	1,250	673
Ireland [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	6,668	18,446		20,711
United States Of America [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	4,317	(2,252)		(5,444)
Current tax expense (benefit)	(1,730)	(764)		1,521
Sweden [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	633	6		171
Other [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)				$ (47)

[1]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[2]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[3]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[4]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").